............................
                                                           OMB Approval
                                                   ............................
                                                   OMB Number: 3235-0006
                                                   Expires:   August 31, 2012
                                                   Estimated average burden
                                                   hours per response.....23.5
                                                   ............................
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: __________
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Noonday G.P. (U.S.), L.L.C.
Address:   401 North Tryon Street
           Suite 1000
           Charlotte, NC 28202

           c/o Farallon Capital Management, L.L.C.
           One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-11404

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Authorized Signatory
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly           San Francisco, California         February 16, 2010
------------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     Form 13F File Number     Name

     28-11402                 Noonday Asset Management, L.P.